Related party transactions - Additional Information (Detail)										1 Months Ended				12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 28, 2018 CAD ($)	Mar. 28, 2018 EUR (€)	Jul. 28, 2017 USD ($)	Jul. 28, 2017 CAD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2016 CAD ($)	Jan. 01, 2016 EUR (€)	Nov. 30, 2018 CAD ($)	Nov. 30, 2018 EUR (€)	May 31, 2009 USD ($)	May 31, 2009 CAD ($)	Mar. 28, 2020 USD ($)	Mar. 28, 2020 CAD ($)	Mar. 28, 2020 EUR (€)	Mar. 30, 2019 USD ($)	Mar. 30, 2019 CAD ($)	Mar. 30, 2019 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 EUR (€)	Mar. 28, 2020 CAD ($)	Jul. 28, 2017 CAD ($)
Related Party Transaction [Line Items]
Related party expenses														$ 68,000			$ 167,000			$ 315,000
Executive Chairman [Member]
Related Party Transaction [Line Items]
Annual compensation | €							€ 250,000
Related party costs														345,000			385,000			379,000
Niccolo rossi Chairman of Executive [Member]
Related Party Transaction [Line Items]
Related party expenses														$ 260,000	$ 340,000
Montrovest BV [Member]
Related Party Transaction [Line Items]
Cash received from related party					$ 2,500,000	$ 3,300,000						$ 1,500,000	$ 2,000,000
Annual interest rate					11.00%	11.00%								11.00%	11.00%	11.00%
Effective interest rate					12.00%									12.00%									12.00%	12.00%
Cash received from related party														$ 1,250,000				$ 1,700,000					$ 1,800,000
Advances payable to related party														1,500,000				2,000,000					2,100,000
Payable description					two equal payments of USD$1.25 million (approximately $1.55 million in Canadian dollars) in each of July 2018 and July 2019. During fiscal year 2019, USD$1.25 million (approximately $1.55 million in Canadian dollars) was repaid.	two equal payments of USD$1.25 million (approximately $1.55 million in Canadian dollars) in each of July 2018 and July 2019. During fiscal year 2019, USD$1.25 million (approximately $1.55 million in Canadian dollars) was repaid.
Montrovest BV [Member] | July 2018 [Member]
Related Party Transaction [Line Items]
Advances payable to related party														$ 1,250,000									$ 1,550,000
Montrovest BV [Member] | July 2019 [Member]
Related Party Transaction [Line Items]
Advances payable to related party					$ 1,250,000																			$ 1,550,000
Gestofi [Member]
Related Party Transaction [Line Items]
Amount paid to related party								$ 202,000	€ 140,000	$ 61,000					$ 0	€ 0		61,000	€ 40,000		$ 173,000	€ 115,000
Notice days for non renewal								60 days	60 days
Agreement additional renewal term								1 year	1 year
Agreement expiration date														Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2017
Agreement beginning date														Jan. 31, 2016	Jan. 31, 2016	Jan. 31, 2016
Related party expenses											€ 40,000			$ 0	$ 0		0	0		33,333	43,000
Regaluxe [Member]
Related Party Transaction [Line Items]
Related party expenses	$ 130,000	$ 170,000													68,000	€ 46,000	$ 127,000	167,000		$ 245,000	$ 315,000
Carlo coda [Member]
Related Party Transaction [Line Items]
Related party expenses			$ 222,000	€ 146,801
Related party costs															$ 229,000	€ 154,000		$ 231,000	€ 153,000